Variable Interest Entities and Securitizations (Consolidated Assets of Groups Consolidated VIEs as well as Total Assets and Maximum Exposure to Loss for Its Significant Unconsolidated VIEs) (Detail) - JPY (¥)
¥ in Billions
	Mar. 31, 2017	Mar. 31, 2016
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	¥ 5,246	¥ 4,692
Significant unconsolidated VIEs- Total assets	4,448	3,072
Significant unconsolidated VIEs- Maximum exposure to loss	628	534
Asset-backed commercial paper/loan programs
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	2,031	2,092
Asset-backed securitizations
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	629	579
Significant unconsolidated VIEs- Total assets	108	205
Significant unconsolidated VIEs- Maximum exposure to loss	11	13
Investments in securitization products
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	375	337
Significant unconsolidated VIEs- Total assets	445	445
Significant unconsolidated VIEs- Maximum exposure to loss	154	154
Investment funds
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	2,188	1,660
Significant unconsolidated VIEs- Total assets	3,895	2,422
Significant unconsolidated VIEs- Maximum exposure to loss	463	367
Trust arrangements and other
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	¥ 23	¥ 24